UNITED STATES
                                         SECURITIES AND EXCHANGE COMMISSION
                                         Washington, D.C. 20549
                                         FORM 13F
                                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                       			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lydian Asset Management L.P.
Address: 	495 Post Road East
       		Westport, CT 06880

13F File Number: 028-06083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Bruce Gille
Title:  CFO / COO
Phone:  203-571-1310

Signature, Place, and Date of Signing:

  Bruce Gille    Westport, Connecticut    May 15, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   		 0

Form 13F Information Table Entry Total:   	31

Form 13F Information Table Value Total:   	825895



List of Other Included Managers:

 No.  13F File Number     Name

FORM 13F INFORMATION TABLE

                                                             VALUE SHARES /                  INVST    OTHER VOTING AUTHORITY
NAME OF THE ISSUER             TITLE OF CLASS    CUSIP      X(1000)PRN AMT SH/PRN PUT/CALL DSCRETN MANAGERS SOLE SHARED NONE
AMERICA ONLINE INC DEL         NOTE 12/0         02364JAC8      52638    90000 PRN             SOLE             0     0   0
AVAYA INC                      NOTE 10/3         053499AA7      18980    41500 PRN             SOLE             0     0   0
CELESTICA INC                  NOTE 8/0          15101QAA6      53979   108500 PRN             SOLE             0     0   0
CENDANT CORP                   DBCV 5/0          151313AH6      65065    65000 PRN             SOLE             0     0   0
COOPER CAMERON CORP            DBCV 1.750% 5/1   216640AB8      10084    10000 PRN             SOLE             0     0   0
CORNING INC                    DBCV 11/0         219350AJ4      38758    56500 PRN             SOLE             0     0   0
CORNING INC                    NOTE 3.500%11/0   219350AK1      43888    44500 PRN             SOLE             0     0   0
COX COMMUNICATIONS INC NEW     NOTE 3.000% 3/1   224044AW7      12721    27000 PRN             SOLE             0     0   0
COX COMMUNICATIONS INC NEW     SDEB 0.426% 4/1   224044AX5      55726   115500 PRN             SOLE             0     0   0
FOUR SEASONS HOTEL INC         NOTE 9/2          35100EAD6      18624    61440 PRN             SOLE             0     0   0
JUNIPER NETWORKS INC           NOTE 4.75% 3/1    48203RAA2       8525    10000 PRN             SOLE             0     0   0
KERR-MCGEE CORP                SDCV 5.250% 2/1   492386AP2      27053    25283 PRN             SOLE             0     0   0
LENNAR CORP                    DBCV 7/2          526057AA2       6969    10000 PRN             SOLE             0     0   0
LENNAR CORP                    NOTE 4/0          526057AF1      25178    53500 PRN             SOLE             0     0   0
LEVEL 3 COMMUNICATIONS INC     NOTE 6.000% 3/1   52729NAS9      16327    31660 PRN             SOLE             0     0   0
MERRILL LYNCH & CO INC         NOTE 5/2          590188A65      26875    50000 PRN             SOLE             0     0   0
SANMINA SCI CORP               SDCV 9/1          800907AD9      45250   100000 PRN             SOLE             0     0   0
SOLECTRON CORP                 NOTE 5/0          834182AK3      24545    39262 PRN             SOLE             0     0   0
SOLECTRON CORP                 NOTE 11/2         834182AL1      60332   110700 PRN             SOLE             0     0   0
STMICROELECTRONICS N V         NOTE 9/2          861012AB8       6186     7000 PRN             SOLE             0     0   0
TRANSOCEAN SEDCO FOREX INC     DBCV 1.500% 5/1   893830AD1      38000    40000 PRN             SOLE             0     0   0
YOUNG & RUBICAM INC            NOTE 3.000% 1/1   987425AC9      10601    11000 PRN             SOLE             0     0   0
